RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ (116,150)	$ (150,360)	$ (135,117)
Commissions and Interest Income | Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	1,402,815	$ 1,501,351	147,662
Execution and clearing fees | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	0		(1,751,505)
Commissions, Financing Service Fees, Interest Income and Other Revenues | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ 0		$ 9,727,350